Income Taxes - Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loan losses	$ 706	$ 571
Deferred compensation	295	266
Net fair value adjustment on acquired net assets	1,700	59
Net operating loss carryforwards	2,263	67
Other	8	23
Total deferred tax assets	4,972	986
Deferred tax liabilities:
Premises and equipment	(350)	(95)
Net unrealized gain on debt securities	(491)	(847)
Mortgage servicing rights	(93)	(58)
Deferred loan fees	0	(8)
Total deferred tax liabilities	(934)	(1,008)
Net deferred tax asset (liability)	$ 4,038
Net deferred tax asset (liability)		$ (22)